SUPPLEMENT DATED JUNE 5, 2002

TO PROSPECTUS DATED MAY 1, 2002 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

MODIFIED SINGLE PREMIUM

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

(SINGLE LIFE AND SURVIVORSHIP)

ISSUED BY

KEMPER INVESTORS LIFE INSURANCE COMPANY

THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

This Supplement amends certain information contained in Scudder DestinationsSM Life Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The paragraph beginning with "The Dreyfus Corporation..." on page 18 of the

Prospectus, is hereby deleted in its entirety and modified to read as follows:

"The Dreyfus Corporation is the investment adviser for the Dreyfus I.P. Midcap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc."

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This Supplement must be accompanied by or read in conjunction with a current Prospectus dated May 1, 2002 for the Scudder DestinationsSM Life.